Related Party Transactions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Pension Plan [member]
Disclosure of transactions between related parties [line items]
Professional fees	£ 14	£ 15	£ 16